BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 81,286	$ 17,666	$ 367,101
Prepaid expenses	51,510	35,435	21,771
Accounts receivable	40,816	17,000	7,092
Total current assets	173,612	70,101	395,964
Net property and equipment	8,427	9,809	15,709
Deposits-other	2,315	2,315	2,315
Total Assets	184,354	82,225	413,988
Current liabilities:
Current maturities of convertible debentures payable			403,445
Warrant exercise advances	200,001	16,542
Accounts payable	695,020	698,131	203,590
Accrued salaries	17,987	13,189	501,362
Accrued interest on debentures	1,464	1,799	41,174
Total current liabilities	914,472	729,661	1,149,571
Convertible debentures payable	111,781	113,444
Promissory notes, 5%, due 2013			400,878
Accrued interest due 2013			4,120
Long term debt	111,781	113,444	404,998
Total Liabilities	1,026,253	843,105	1,554,569
Common stock subject to put rights and call rights value	485,649	485,649	485,649
Stockholders' deficiency:
Common stock value	6,790	230,501	151,508
Additional paid-in capital	15,464,489	14,944,090	12,322,913
Deficit accumulated during development stage	(16,798,827)	(16,421,120)	(14,100,651)
Total Stockholders' Deficiency	(1,327,548)	(1,246,529)	(1,626,230)
Total Liabilities and Stockholders' Deficiency	$ 184,354	$ 82,225	$ 413,988